Income Taxes	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Income Taxes
Note 7: Income taxes
We are subject to federal and state income taxes in Korea and the United States. We account for our provision for income taxes in accordance with ASC 740, Income Taxes, which requires an estimate of the annual effective tax rate for the full year to be applied to the interim period, taking into account year-to-date amounts
and projected results for the full year.
Our effective tax rate varies from the statutory Korean income tax rate due to the effect of foreign rate differential, withholding taxes, state and local income taxes, foreign derived intangible income (FDII) deduction, research and development credits, and a valuation allowance on Korean deferred tax assets. Our effective tax rate could fluctuate significantly from quarter to quarter based on variations in the estimated and actual level of pre-tax income
or loss by jurisdiction, changes in enacted tax laws and regulations, and changes in estimates regarding non-deductible expenses
and tax credits. As of June 30, 2022, and December 31, 2021, we have provided a valuation allowance against our net deferred tax assets that we believe, based on the weight of available evidence, are more likely than not to be realized.
The income tax benefit of $12.0 million for the three months ended June 30, 2022, reflects an effective tax rate of 26.1%, which is higher than the effective tax rate of 13.3% for the three months ended June 30, 2021. The increase in rate from 2021 to 2022 is primarily due to an increase in the state effective tax rate in 2022 and a discrete valuation allowance release on Korean tax attributes of $2.7 million in 2021.
The income tax benefit of $6.0 million for six months ended June 30, 2022, reflects an effective tax rate of 27.8%, which is higher than the effective tax rate of 20.1% for the six months ended June 30, 2021. The increase in rate from 2021 to 2022 is primarily due to an increase in the state effective tax rate in 2022 and a discrete valuation allowance release on Korean tax attributes of $2.7 million in 2021.